Investment in Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Schedule of Investments [Line Items]
Trading securities	¥ 33,818	¥ 71,991
Available-for-sale securities	880,582	883,410
Held-to-maturity securities	43,667	43,695
Other securities	209,653	176,285
Total	¥ 1,167,720	¥ 1,175,381